EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]
8.	EXPLORATION AND EVALUATION ASSETS

	North Kivu	Ngayu	Total
Cost
Balance as at January 1, 2016	9,946,482	17,739,748	27,686,230
Additions	8,933	658,620	667,553
Earn-in Randgold payment	-	(646,014)	(646,014)
Balance as at December 31, 2016	$9,955,415	$17,752,354	$27,707,769
Additions	203,541	1,236,098	1,439,639
Adjustments	-	(412,549)	(412,549)
Earn-in Randgold payment	-	(1,251,296)	(1,251,296)
Balance as at December 31, 2017	$10,158,956	$17,324,607	$27,483,564

There is $150,000 of intangible exploration and evaluation expenditures as at December 31, 2017. The intangibles have not been included in the table above. There have not been any additions or disposals of intangible assets since January 1, 2014.

The Company’s exploration and evaluation assets are subject to renewal of the underlying permits and rights and other government royalties.

a.	North Kivu

The North Kivu project is situated in the North Kivu Province in eastern Congo to the northwest of Lake Edward and consists of various exploration permits. All of these exploration permits are currently under force majeure due to the poor security situation, affecting the Company’s ability to carry out the desired exploration activities. The duration of the event of force majeure is added to the time limit for execution of obligations under the permits. Exploration estimates to date have not advanced to the stage of being able to identify the quantity of possible resources available for potential mining. Under force majeure, the Company has no tax payment obligations and does not lose tenure of mining titles until force majeure is lifted.

b.	Ngayu

The Ngayu project consists of various exploration permits and is found within the Tshopo Province in the northeast of the Congo, approximately 270 kilometers northeast of Kisangani. The Ngayu project covers part of the Ngayu Archaean greenstone belt which is one of a number of greenstone belts in the north-east Congo Archaeancraton that includes the Kilo and Moto greenstone belts. These Archaean greenstone belts are the northwestern extensions of the Lake Victoria greenstone belt terrain that hosts a number of world class gold deposits including Geita and Bulyanhulu.

In 2015, due to a decrease in gold prices coupled with the reduction of the exploration budget, the Company conducted an impairment analysis whereby the carrying value of the Ngayu exploration and evaluation asset as at December 31, 2015 was assessed for possible impairment. The asset’s recoverable amount was calculated applying a fair value of $15 per ounce of gold in the ground, which was provided by a valuation analysis of an independent report on similar African exploration companies, to the Ngayu project’s Makapela estimated mineral resource. Since the carrying value of the asset was determined to be higher than its recoverable amount, an impairment loss of $2,300,000 was recorded during the year ended December 31, 2015. As at December 31, 2016 and 2017, the Company conducted an analysis of various factors and determined that therewas no further impairment recognized by IFRS 6, and no evidence to support an impairment reversal.

Randgold Agreement

In January 2016, the Company’s Congo subsidiary (“Loncor Congo”) entered into an agreement with Randgold Resources (DRC) Limited ("Randgold") with respect to a portion of the Company’s Ngayu project. This agreement provides for the potential future establishment of a joint venture special purpose company (“Mining Company”) between Loncor Congo and Randgold. The Mining Company will be established only if exploration activities undertaken by Randgold at the Ngayu project result in an approved completed pre-feasibility study on any gold discovery meeting the investment criteria of Randgold. The agreement does not include certain parcels of land surrounding and including the Makapela and Yindi prospects which are retained by Loncor Congo and do not form part of the agreement.

Loncor Congo shall only be called upon to contribute to the future costs of the Mining Company after the approval of the completed pre-feasibility study. The parties will then (a) contribute to the funding required pro rata to their participating interests ( 65% for Randgold and 35% for Loncor Congo, less the free carried interest attributable to Congo authorities under applicable law, determined at the time of establishment) once the Mining Company has been established and any mining rights with respect to the area of discovery are transferred to the Mining Company, or (b) be diluted. The decision-making committee of the Mining Company will determine whether the funding is contributed (for the purpose of funding the Mining Company) by way of equity or shareholder loans.